Consolidated statements of cash flows - ARS ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Operating activities:
Cash generated from operations	$ 4,183,288	$ 3,139,928	$ 1,589,228
Income tax paid	(559,281)	(264,721)	(575,855)
Net cash generated from operating activities	3,624,007	2,875,207	1,013,373
Investing activities:
Capital contributions in associates		(10,390)
Capital contributions in joint ventures	(41,412)	(329)	(73,000)
Acquisition of investment properties	(1,231,932)	(703,865)	(167,665)
Proceeds from sale of investment properties	29,482	138,342	357,243
Acquisition of property, plant and equipment	(15,774)	(23,866)	(13,747)
Advance payments	(90,451)	(169,647)	(6,596)
Acquisition of intangible assets	(41,915)	(35,786)	(1,583)
Acquisitions of investments in financial assets	(11,330,046)	(2,517,631)	(9,916,383)
Proceeds from investments in financial assets	8,535,468	3,282,471	8,453,545
Loans granted, net	(7,626)	(8,953)
Loans granted to related parties	(1,458)	(279,042)	(533,525)
Loans repayment received from related parties		168,846
Proceeds from sale of property plant and equipment	12,379
Collection of financial assets interests	336,537	57,922	37,156
Acquisition of subsidiaries, net of cash acquired	(46,345)	(46,146)
Dividends received	31,880
Net cash used in investing activities	(3,861,213)	(148,074)	(1,864,555)
Financing activities:
Issuance of non-convertible notes	2,365,003		5,411,199
Borrowings obtained	715,421	104,205	729,299
Borrowings obtained from related parties	4,000	3,500
Payment of borrowings	(77,338)	(72,164)	(1,328,439)
Payment of borrowings with related parties			(3,715,480)
Payments of financial leasing	(4,192)	(1,338)	(2,678)
Payment of non-convertible notes		(407,260)	(1,139,936)
Dividends paid	(680,000)	(48,926)	(37,019)
Dividends to non-controlling interest		(60,622)	(77,587)
Payment of derivative financial instruments	(416,264)	(47,797)	(580,828)
Proceeds from derivative financial instruments	638,044	130,993	1,831,621
Interest paid	(724,730)	(544,280)	(278,279)
Contributions of the non-controling shareholders	253
Short-term loans, net	(19,766)	(14,065)	(232,203)
Net cash generated / (used in) from financing activities	1,800,431	(957,754)	579,670
Net increase (decrease) in cash and cash equivalents	1,563,225	1,769,379	(271,512)
Cash and cash equivalents at beginning of year	1,807,544	33,049	303,499
Foreign exchange gain on cash and fair value result on cash equivalents	272,362	5,116	1,062
Cash and cash equivalents at end of the year	$ 3,643,131	$ 1,807,544	$ 33,049